Interests in Resource Properties - exploration and evaluation assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	$ 201,802
Ending balance	196,634	$ 201,802
Hydrocarbon Probable Reserves
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	0	12,367
Reclassification to assets held for sale	0	(12,367)
Ending balance	0	0
Hydrocarbon Undeveloped lands
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	0	4,640
Reclassification to assets held for sale	0	(4,640)
Ending balance	$ 0	$ 0